Financial risk management (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
At December [Abstract]
Payables to third parties	R$ 13,217,150	R$ 10,101,510
Trade payables	578,004	335,539
Trade payables to related parties	543,621	58,336
Deposits	3,133,996	766,086	R$ 0
Borrowings	1,005,787	0
Due within 30 days
At December [Abstract]
Payables to third parties	10,415,882	8,348,127
Trade payables	573,570	332,733
Trade payables to related parties	0	0
Deposits	655,289	5,231
Borrowings	0
Due within 31 to 120 days
At December [Abstract]
Payables to third parties	1,770,271	1,146,136
Trade payables	4,339	2,806
Trade payables to related parties	259,216	46,945
Deposits	1,073,239	77,812
Borrowings	0
Due within 121 to 180 days
At December [Abstract]
Payables to third parties	504,444	300,058
Trade payables	95	0
Trade payables to related parties	5,691	5,132
Deposits	334,942	53,000
Borrowings	0
Due within 181 to 360 days
At December [Abstract]
Payables to third parties	526,553	299,645
Trade payables	0	0
Trade payables to related parties	323,203	6,438
Deposits	1,201,888	435,952
Borrowings	1,114,211
Due to 361 days or more days [Member]
At December [Abstract]
Payables to third parties	0	7,544
Trade payables	0	0
Trade payables to related parties	0	0
Deposits	90,595	R$ 194,091
Borrowings	R$ 0